EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon International Small Cap Fund, and the Hancock Horizon Microcap Fund Frost Growth Equity Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 24, 2020 (SEC Accession No. 0001398344-20-006584), in interactive data format.